UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     AUGUST 14, 2009
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           10

Form 13 F Information Table Value Total (x$1000): $200,407

List of Other Included Managers: None



FORM 13F INFORMATION TABLE

                                 TITLE OF                 VALUE     SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE     SHARED  NONE

AMEDISYS INC                     COM         023436 10 8   24,081      729,289   SH         SOLE             729,289
CARTER'S INC                     COM         146229 10 9   25,405    1,032,300   SH         SOLE           1,032,300
FORWARD AIR CORP                 COM         349853 10 1   16,352      766,987   SH         SOLE             766,987
HEARTLAND PMT SYS INC            COM         42235N 10 8   15,602    1,630,323   SH         SOLE           1,630,323
HMS HLDGS CORP                   COM         40425J 10 1   31,151      765,002   SH         SOLE             765,002
LANDSTAR SYS INC                 COM         515098 10 1    9,376      260,600   SH         SOLE             260,600
MEDNAX INC                       COM         58502B 10 6   18,318      434,800   SH         SOLE             434,800
PHASE FORWARD INCORPORATED       COM         71721R 40 6   25,429    1,682,903   SH         SOLE           1,682,903
TRUEBLUE INC                     COM         89785X 10 1   12,270    1,460,700   SH         SOLE           1,460,700
UNIVERSAL TECHNICAL INST INC     COM         913915 10 4   22,423    1,501,894   SH         SOLE           1,501,894
